Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
IntangibleAssets [Abstract]
Summary of Intangible Assets
Intangible assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Computer software	12,429	12,424	1,777
Accumulated amortization	(11,442)	(11,574)	(1,655)
Accumulated impairment	(566)	(566)	(81)

Total	421	284	41